Document And Entity Information	Oct. 17, 2023
Document And Entity Information [Line Items]
Entity Registrant Name	HANCOCK WHITNEY CORPORATION
Amendment Flag	false
Entity Central Index Key	0000750577
Document Type	8-K
Document Period End Date	Oct. 17, 2023
Entity Incorporation, State or Country Code	MS
Securities Act File Number	001-36872
Entity Tax Identification Number	64-0693170
Entity Address, Address Line One	Hancock Whitney Plaza
Entity Address, Address Line Two	2510 14th Street
Entity Address, City or Town	Gulfport
Entity Address, State or Province	MS
Entity Address, Postal Zip Code	39501
City Area Code	228
Local Phone Number	868-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock Par Value Dollar Three Point Three Three Per Share [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	COMMON STOCK, $3.33 PAR VALUE
Trading Symbol	HWC
Security Exchange Name	NASDAQ
Senior Subordinated Notes [Member]
Document And Entity Information [Line Items]
Title of 12(b) Security	6.25% SUBORDINATED NOTES
Trading Symbol	HWCPZ
Security Exchange Name	NASDAQ